Employee benefits and share-based payments (Details 1) $ / shares in Units, $ in Millions	12 Months Ended
Jun. 30, 2020 ARS ($) $ / shares
Cellcom [Member]
Disclosure of associates [line items]
Average price of outstanding options	$ 17.8
Amount of outstanding options | $	$ 759,332
Average remaining useful life	3 years 4 months 24 days
Bottom Of Range [Member] | Cellcom [Member]
Disclosure of associates [line items]
Exercise price range of outstanding options	$ 15.05
Top Of Range [Member] | Cellcom [Member]
Disclosure of associates [line items]
Exercise price range of outstanding options	27.7
Discount Investment Corporation Ltd. [Member]
Disclosure of associates [line items]
Average price of outstanding options	$ 672
Amount of outstanding options | $	$ 2,124,000
Average remaining useful life	4 years 5 months 5 days
Discount Investment Corporation Ltd. [Member] | Bottom Of Range [Member]
Disclosure of associates [line items]
Exercise price range of outstanding options	$ 6.90
Discount Investment Corporation Ltd. [Member] | Top Of Range [Member]
Disclosure of associates [line items]
Exercise price range of outstanding options	$ 12.5